Quarterly Report
May 31, 2021
MFS®  Research
International Fund
RIF-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	315,422	$81,385,589
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	713,960	$83,354,830
Alcoholic Beverages – 1.8%
Diageo PLC	6,087,518	$294,396,348
Apparel Manufacturers – 4.7%
Adidas AG	572,022	$208,694,906
Burberry Group PLC	1,917,543	58,190,082
Compagnie Financiere Richemont S.A.	1,049,282	128,001,081
LVMH Moet Hennessy Louis Vuitton SE	464,579	370,407,903
		$765,293,972
Automotive – 2.7%
Bridgestone Corp.	2,067,100	$90,734,155
Continental AG	741,068	109,561,365
Koito Manufacturing Co. Ltd.	2,147,900	139,479,122
Toyota Industries Corp.	1,284,300	109,556,690
		$449,331,332
Brokerage & Asset Managers – 2.0%
Euronext N.V.	1,845,787	$198,062,284
Hong Kong Exchanges & Clearing Ltd.	2,184,000	136,699,611
		$334,761,895
Business Services – 0.7%
Nomura Research Institute Ltd.	3,725,700	$118,756,900
Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	634,978	$80,635,856
Computer Software - Systems – 5.8%
Amadeus IT Group S.A. (a)	1,849,785	$139,656,435
Constellation Software, Inc.	71,413	101,572,124
EPAM Systems, Inc. (a)	297,999	142,324,323
Fujitsu Ltd.	1,084,800	176,209,407
Hitachi Ltd.	5,161,100	270,381,492
Samsung Electronics Co. Ltd.	1,692,091	122,598,736
		$952,742,517
Construction – 1.4%
Techtronic Industries Co. Ltd.	12,443,500	$229,744,899
Consumer Products – 1.7%
Kao Corp.	1,956,200	$119,616,029
Reckitt Benckiser Group PLC	1,718,672	155,488,640
		$275,104,669
Consumer Services – 1.0%
51job, Inc., ADR (a)	618,538	$44,336,804
Carsales.com Ltd.	2,620,149	39,114,964
Persol Holdings Co. Ltd.	2,361,300	44,750,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
SEEK Ltd.	1,603,677	$37,927,565
		$166,129,516
Containers – 0.7%
Brambles Ltd.	14,563,943	$121,952,567
Electrical Equipment – 3.8%
Legrand S.A.	1,879,102	$196,788,669
Schneider Electric SE	2,658,083	420,606,411
		$617,395,080
Electronics – 2.4%
Kyocera Corp.	1,599,900	$98,223,836
NXP Semiconductors N.V.	740,392	156,533,677
Taiwan Semiconductor Manufacturing Co. Ltd.	6,405,326	138,524,891
		$393,282,404
Energy - Independent – 0.4%
Oil Search Ltd.	22,930,703	$64,595,679
Energy - Integrated – 2.1%
Cairn Energy PLC	22,312,955	$51,544,252
Eni S.p.A.	6,822,462	83,895,654
Galp Energia SGPS S.A., “B”	9,921,048	123,503,255
Idemitsu Kosan Co. Ltd.	3,384,400	79,903,863
		$338,847,024
Food & Beverages – 3.9%
Danone S.A.	2,228,184	$158,851,998
Nestle S.A.	3,983,097	490,547,742
		$649,399,740
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	770,500	$60,660,426
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	565,792	$106,184,770
Insurance – 4.8%
AIA Group Ltd.	24,187,200	$309,139,431
Aon PLC	1,029,156	260,757,256
Beazley PLC (a)	4,381,100	18,710,041
Hiscox Ltd. (a)	4,380,774	48,806,796
Zurich Insurance Group AG	384,042	160,478,584
		$797,892,108
Internet – 4.2%
Naspers Ltd.	375,134	$83,232,605
NAVER Corp.	340,504	111,095,540
NetEase.com, Inc., ADR	1,975,744	232,999,490
Scout24 AG	1,139,672	92,566,070
Tencent Holdings Ltd.	2,040,900	162,768,181
		$682,661,886
Leisure & Toys – 0.5%
Yamaha Corp.	1,242,900	$74,580,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.4%
Daikin Industries Ltd.	1,233,800	$243,458,298
GEA Group AG	3,141,578	137,800,977
Kubota Corp.	9,319,000	211,760,636
Ritchie Bros. Auctioneers, Inc.	2,220,535	131,429,180
Schindler Holding AG	539,977	159,617,165
SMC Corp.	296,200	177,249,283
		$1,061,315,539
Major Banks – 5.8%
Bank of Ireland Group PLC (a)	22,620,756	$145,058,396
BNP Paribas (l)	4,540,550	310,102,105
Credit Suisse Group AG	7,936,854	86,534,093
Mitsubishi UFJ Financial Group, Inc.	28,815,200	163,169,458
NatWest Group PLC	39,334,840	115,677,886
UBS Group AG	8,372,696	135,857,786
		$956,399,724
Medical Equipment – 3.4%
EssilorLuxottica	386,217	$67,007,843
Koninklijke Philips N.V.	4,347,872	244,705,439
QIAGEN N.V. (a)	2,841,114	139,977,748
Terumo Corp.	2,755,000	106,108,640
		$557,799,670
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	14,332,000	$89,465,937
Natural Gas - Pipeline – 0.9%
APA Group	7,570,044	$54,073,542
TC Energy Corp.	1,758,282	88,744,441
		$142,817,983
Other Banks & Diversified Financials – 5.3%
AIB Group PLC (a)	43,296,219	$144,380,381
HDFC Bank Ltd. (a)	8,343,882	174,161,913
ING Groep N.V.	10,806,275	149,851,862
Julius Baer Group Ltd.	2,080,609	142,588,323
KBC Group N.V.	1,835,638	150,126,161
Macquarie Group Ltd.	1,011,291	118,906,172
		$880,014,812
Pharmaceuticals – 8.0%
Bayer AG	1,688,706	$106,307,929
Kyowa Kirin Co. Ltd.	6,282,100	189,914,613
Novo Nordisk A.S., “B”	4,974,283	393,663,300
Roche Holding AG	1,359,551	472,972,796
Santen Pharmaceutical Co. Ltd.	10,898,700	145,627,894
		$1,308,486,532
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	2,037,456	$195,433,450
Real Estate – 2.9%
ESR Cayman Ltd. (a)	22,534,200	$71,277,224
Grand City Properties S.A.	7,356,803	210,152,731
LEG Immobilien SE	1,346,389	197,407,120
		$478,837,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Yum China Holdings, Inc.	1,627,648	$110,094,111
Specialty Chemicals – 8.5%
Akzo Nobel N.V.	1,541,832	$198,535,649
Croda International PLC	2,007,410	199,292,791
Kansai Paint Co. Ltd.	3,249,500	87,699,996
Linde PLC	1,371,554	413,766,318
Nitto Denko Corp.	1,722,200	133,541,675
Sika AG	614,023	197,626,805
Symrise AG	1,321,003	175,269,608
		$1,405,732,842
Specialty Stores – 0.4%
Ocado Group PLC (a)	1,075,197	$28,855,102
ZOZO, Inc.	985,700	33,354,813
		$62,209,915
Telecommunications - Wireless – 2.8%
Advanced Info Service Public Co. Ltd.	11,771,600	$63,691,385
Cellnex Telecom S.A.	1,617,260	97,063,841
KDDI Corp.	4,843,800	164,438,803
SoftBank Group Corp.	1,882,800	141,970,927
		$467,164,956
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	4,302,339	$77,917,096
Tele2 AB, “B”	1,732,963	23,330,137
		$101,247,233
Tobacco – 1.7%
British American Tobacco PLC	4,881,300	$188,142,930
Japan Tobacco, Inc.	4,709,500	93,015,743
		$281,158,673
Utilities - Electric Power – 2.6%
CLP Holdings Ltd.	8,517,000	$86,525,772
E.ON SE	7,025,106	84,935,743
Iberdrola S.A.	12,779,788	171,827,217
Orsted A/S (Kingdom of Denmark)	538,584	81,722,117
		$425,010,849
Total Common Stocks		$16,262,280,119
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	2,033,964	$1,335,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.03% (v)	152,571,188	$152,571,188
Collateral for Securities Loaned – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01% (j)	133,238,248	$133,238,248

Other Assets, Less Liabilities – (0.5)%		(83,895,350)
Net Assets – 100.0%		$16,465,529,288
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $152,571,188 and $16,396,853,450, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,263,615,202	$—	$—	$16,263,615,202
Mutual Funds	285,809,436	—	—	285,809,436
Total	$16,549,424,638	$—	$—	$16,549,424,638
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,231,063	$1,890,137,950	$1,854,797,825	$—	$—	$152,571,188

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,678	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
Japan	19.7%
Switzerland	11.9%
France	10.4%
Germany	9.3%
United States	8.2%
United Kingdom	7.0%
Hong Kong	5.0%
Netherlands	4.8%
China	3.9%
Other Countries	19.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.